Related party balances and transactions (Related party commitments) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments		¥ 2,317,855	¥ 1,740,499
Operating lease commitments	[1]		182,465
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Capital commitments		714,129	315,609
Fuel purchase and transportation commitments		2,174,241	1,382,058
Operating lease commitments	[1]		126,492
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Investment commitment (Note 40)		31,116
Fuel purchase and transportation commitments		¥ 143,614	358,441
HIPDC [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	[1]		¥ 55,973

[1]	Upon adoption of IFRS 16 on 1 January 2019, the operating leases have been recognised as right-of-use assets. Please refer to note 43 for other details of right-of-use assets.